LIABILITIES PRESENTED AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2018
LIABILITIES PRESENTED AT FAIR VALUE [Abstract]
Warrants to Purchase Preferred Shares
b.	Warrants to purchase Company’s shares:

	December 31,
	2018	2017
	Ordinary shares	Preferred F-2 shares

Risk-free interest rate	2.5%	1.5%
Expected volatility	80%	90%
Expected life (in years)	3.5	4.5
Expected dividend yield	0	0

Changes in the Fair Value of Warrants
c.	Changes in the fair value of warrants classified as Level 3 in the fair value hierarchy:

	Fair value of warrants E-2	Fair value of Warrants to purchase Ordinary shares	Total warrants presented at fair value

Balance at January 1, 2016	$1,266	$-	$1,266

Revaluation of financial derivatives	(805)	-	(805)

Balance at December 31, 2016	461	-	461

Proceeds from issue of financial derivatives	-	10,900	10,900

Revaluation of financial derivatives	(461)	(600)	(1,061)

Balance at December 31, 2017	-	10,300	10,300

Exercise of warrants	-	(3,851)	(3,851)

Revaluation of financial derivatives	-	17,600	17,600

Balance at December 31, 2018	$-	$24,049	$24,049

Description of Significant Unobservable Inputs to Valuation
d.	Description of significant unobservable inputs to valuation:

	December 31,
	2018	2017
	Preferred F-2 shares	Preferred F-2 shares
Sensitivity to changes in inputs:
Gain (loss) from change:
10% increase in volatility	$-	$720
10% decrease in volatility	$-	$(750)

Gain (loss) from change:
1% increase in discount rate	$-	$(1,040)
1% decrease in discount rate	$-	$(1,290)